REVENUE - Performance Obligation (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-10-01	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation	41.00%
Revenue over the remaining lives of the contracts	12 months
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of revenue recognized on remaining performance obligation		84.00%
Revenue over the remaining lives of the contracts	36 months